VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

	December 31,	December 31,
	2020	2019

VAT payable	$162,034	$107,146
Surcharge and fees	21,339	312
Income tax payable	23,979	204
Total VAT and Other Taxes Payable	$207,352	$107,662